Supplemental Financial Information (Accumulated Other Comprehensive Income) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax			$ (34.2)	$ 23.4
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax			17.1	5.1	(0.6)
Total Reclassifications out of AOCI	0.3	5.7
Total Adjustments to AOCI	0.6
Other Comprehensive Income (Loss), Net of Tax	0.9	(7.5)	(17.1)	28.5
Accumulated Other Comprehensive Income (Loss), Net of Tax	8.4		7.5	24.6	(3.9)
Available-for-sale Securities [Member]
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax			(0.3)	(1.2)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax			0.2	1.4
Total Reclassifications out of AOCI	(0.4)
Total Adjustments to AOCI	0.5
Other Comprehensive Income (Loss), Net of Tax	0.1		(0.1)	0.2
Accumulated Other Comprehensive Income (Loss), Net of Tax	0.6		0.5	0.6	0.4
Derivative [Member]
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax			(19.0)	19.7
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax			16.9	3.4
Total Reclassifications out of AOCI	0.6
Total Adjustments to AOCI	0.1
Other Comprehensive Income (Loss), Net of Tax	0.7		(2.1)	23.1
Accumulated Other Comprehensive Income (Loss), Net of Tax	19.2		18.5	20.6	(2.5)
Other Pension Plan, Defined Benefit [Member]
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax			(14.9)	4.9
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax				0.3
Total Reclassifications out of AOCI	0.1
Other Comprehensive Income (Loss), Net of Tax	0.1		(14.9)	5.2
Accumulated Other Comprehensive Income (Loss), Net of Tax	$ (11.4)		$ (11.5)	$ 3.4	$ (1.8)